Financial risk management, objective and policies - Foreign currency risk (Details) - Foreign currency risk - INR (₨) ₨ in Thousands	Mar. 31, 2018	Mar. 31, 2017
USD against INR
Financial risk management, objective and policies
Percentage of reasonably possible increase in exchange rates	5.00%	5.00%
Percentage of reasonably possible decrease in exchange rates	(5.00%)	(5.00%)
Risk exposure to currency fluctuations	₨ 7,561	₨ 351
Euro against INR
Financial risk management, objective and policies
Percentage of reasonably possible increase in exchange rates	5.00%	5.00%
Percentage of reasonably possible decrease in exchange rates	(5.00%)	(5.00%)
Risk exposure to currency fluctuations	₨ 2,319	₨ 569
GBP against INR
Financial risk management, objective and policies
Percentage of reasonably possible increase in exchange rates	5.00%	5.00%
Percentage of reasonably possible decrease in exchange rates	(5.00%)	(5.00%)
Risk exposure to currency fluctuations	₨ 1,971	₨ 1,085